Revenue from Contracts with Customers	12 Months Ended
Dec. 31, 2018
Revenue from Contract with Customer [Abstract]
Revenue from Contracts with Customers
2. REVENUE FROM CONTRACTS WITH CUSTOMERS

The following table summarizes the Partnership’s revenue from contracts with customers:

thousands	Year Ended December 31, 2018
Revenue from customers
Service revenues – fee based	$1,905,728
Service revenues – product based	88,785
Product sales	310,895
Total revenue from customers	2,305,408
Revenue from other than customers
Net gains (losses) on commodity price swap agreements	(7,875)
Other	2,125
Total revenues and other	$2,299,658

2. REVENUE FROM CONTRACTS WITH CUSTOMERS (CONTINUED)

Contract balances. Receivables from customers, which are included in Accounts receivable, net on the consolidated balance sheets were $214.3 million and $244.9 million as of December 31, 2018 and 2017, respectively.
Contract assets primarily relate to accrued deficiency fees the Partnership expects to charge customers once the related performance periods are completed and revenue accrued but not yet billed under cost of service contracts with fixed and variable fees. The following table summarizes the current period activity related to contract assets from contracts with customers:

thousands
Balance at December 31, 2017	$—
Cumulative effect of adopting Topic 606	5,950
Amounts transferred to Accounts receivable, net from contract assets recognized in the adoption effect	(4,952)
Additional estimated revenues recognized	30,519
Cumulative catch up adjustment for change in estimated consideration due to cost of service rate updates	16,104
Balance at December 31, 2018	$47,621

Contract assets at December 31, 2018
Other current assets	$5,399
Other assets	42,222
Total contract assets from contracts with customers	$47,621

Contract liabilities primarily relate to (i) fees that are charged to customers for only a portion of the contract term and must be recognized as revenues over the expected period of customer benefit, (ii) fixed and variable fees under cost of service contracts that are received from customers for which revenue recognition is deferred and (iii) aid in construction payments received from customers that must be recognized over the expected period of customer benefit. The following table summarizes the current period activity related to contract liabilities from contracts with customers:

thousands
Balance at December 31, 2017	$—
Cumulative effect of adopting Topic 606	120,309
Cash received or receivable, excluding revenues recognized during the period	55,786
Assets received from customer	12,933
Revenues recognized during the period that were included in the adoption effect (1)	(21,556)
Cumulative catch up adjustment for change in estimated consideration due to cost of service rate updates	(21,848)
Balance at December 31, 2018	$145,624

Contract liabilities at December 31, 2018
Accrued liabilities	$16,235
Other liabilities	129,389
Total contract liabilities from contracts with customers	$145,624

(1)	Includes $(7.5) million from a performance obligation satisfied in a previous period related to the arbitration against SWEPI LP (see Note 14).
2. REVENUE FROM CONTRACTS WITH CUSTOMERS (CONTINUED)

Transaction price allocated to remaining performance obligations. Revenues expected to be recognized from certain performance obligations that are unsatisfied (or partially unsatisfied) as of December 31, 2018, are reflected in the following table. The Partnership applies the optional exemptions in Topic 606 and does not disclose consideration for remaining performance obligations with an original expected duration of one year or less or for variable consideration related to unsatisfied (or partially unsatisfied) performance obligations. Therefore, the following table represents only a portion of expected future revenues from existing contracts as most future revenues from customers are dependent on future variable customer volumes and, in some cases, variable commodity prices for those volumes.

thousands
2019	$674,609
2020	847,045
2021	894,706
2022	947,310
2023	913,099
Thereafter	4,565,428
Total	$8,842,197